January 5, 2024

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: New World Fund, Inc.

File Nos. 333-67455 and 811-09105

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on December 29, 2023 of Registrant’s Post-Effective Amendment No. 48 under the Securities Act of 1933 and Amendment No. 49 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Jennifer L. Butler

Jennifer L. Butler

Secretary